UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Brian C. Janssen

American Funds Emerging Markets Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Emerging Markets Bond Fund®

Semi-annual report for the six months ended June 30, 2022

Find compelling
opportunities in
emerging markets
bonds with a
flexible approach

American Funds Emerging Markets Bond Fund seeks to provide a high level of total return over the long term, of which current income is a large component.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the returns on a $1,000 investment for the period ended June 30, 2022:

	Cumulative total return	Average annual total returns
	1 year	5 years	Lifetime (since 4/22/16)

Class F-2 shares	–19.04%	–0.58%	1.20%
Class A shares (reflecting 3.75% maximum sales charge)	–22.32	–1.59	0.35

The total annual fund operating expense ratios were 0.66% for Class F-2 shares and 0.97% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022, was 8.57% for Class F-2 shares and 7.49% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share value reflects the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Emerging Markets Bond Fund for the periods ended June 30, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ebnfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Investment portfolio

13	Financial statements

17	Notes to financial statements

31	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 4/22/2016)

American Funds Emerging Markets Bond Fund (Class F-2 shares)	–17.63%	–19.04%	–4.00%	–0.58%	1.20%
American Funds Emerging Markets Bond Fund (Class A shares)	–17.75	–19.28	–4.29	–0.84	0.97
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified*	–20.31	–21.22	–5.22	–1.19	0.54
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified*	–14.53	–19.28	–5.80	–2.31	–0.58
Lipper Emerging Markets Hard Currency Debt Funds Average†	–18.01	–20.13	–4.78	–1.39	0.61

*	The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities. The J.P. Morgan Government Bond Index–Emerging Markets (GBI-EM) Global Diversified covers the universe of regularly traded, liquid fixed-rate, domestic currency emerging market government bonds to which international investors can gain exposure. The indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: https://www.jpmm.com/research/disclosures.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update, available on our website.

American Funds Emerging Markets Bond Fund	1

Investment portfolio June 30, 2022	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	3.73%
AA/Aa	2.19
A/A	12.92
BBB/Baa	32.00
Below investment grade	40.80
Short-term securities & other assets less liabilities	8.36

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 91.64%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 68.68%
Abu Dhabi (Emirate of) 2.50% 2029[1]	USD	1,150	$1,058
Abu Dhabi (Emirate of) 3.125% 2049		2,900	2,259
Angola (Republic of) 9.50% 2025		1,280	1,178
Angola (Republic of) 8.25% 2028		1,380	1,150
Angola (Republic of) 8.00% 2029[1]		4,100	3,257
Angola (Republic of) 8.00% 2029		1,710	1,359
Angola (Republic of) 8.75% 2032[1]		500	402
Argentine Republic 0.50% 2029	EUR	65	16
Argentine Republic 1.00% 2029	USD	1,290	297
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[2]		55,617	13,191
Argentine Republic 0% 2035		600	2
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[2]		17,394	3,768
Argentine Republic 0.125% 2038 (3.00% on 7/9/2022)[2]	EUR	978	239
Bahrain (Kingdom of) 6.125% 2022	USD	3,800	3,805
Bahrain (Kingdom of) 6.125% 2023		1,000	1,007
Bahrain (Kingdom of) 6.75% 2029[1]		520	499
Belarus (Republic of) 5.875% 2026		5,776	953
Brazil (Federative Republic of) 6.00% 2023[3]	BRL	16,352	3,098
Brazil (Federative Republic of) 6.00% 2024[3]		48,195	9,172
Brazil (Federative Republic of) 0% 2025		48,849	6,425
Brazil (Federative Republic of) 10.00% 2025		32,598	5,873
Brazil (Federative Republic of) 6.00% 2026[3]		54,217	10,633
Brazil (Federative Republic of) 10.00% 2027		43,322	7,523
Brazil (Federative Republic of) 10.00% 2029		55,481	9,301
Brazil (Federative Republic of) 6.00% 2030[3]		14,924	2,904
Brazil (Federative Republic of) 10.00% 2031		6,000	979
Chile (Republic of) 1.50% 2026[3]	CLP	2,717,439	2,932
Chile (Republic of) 5.00% 2028		1,045,000	1,053
Chile (Republic of) 1.90% 2030[3]		3,115,113	3,385
Chile (Republic of) 4.70% 2030		3,180,000	3,102
Chile (Republic of) 3.50% 2034	USD	1,130	1,007
Chile (Republic of) 5.00% 2035	CLP	345,000	331

2	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile (Republic of) 3.10% 2041	USD	2,150	$1,641
Chile (Republic of) 4.34% 2042		2,790	2,489
Chile (Republic of) 4.00% 2052		200	166
China (People’s Republic of), Series INBK, 2.80% 2029	CNY	27,080	4,042
China (People’s Republic of), Series INBK, 2.68% 2030		36,050	5,304
China (People’s Republic of), Series 1910, 3.86% 2049		27,290	4,432
China (People’s Republic of), Series INBK, 3.39% 2050		15,970	2,392
China Development Bank Corp., Series 2009, 3.39% 2027		35,280	5,388
China Development Bank Corp., Series 2004, 3.43% 2027		24,620	3,760
China Development Bank Corp., Series 1905, 3.48% 2029		52,820	8,088
Colombia (Republic of) 4.50% 2029	USD	241	209
Colombia (Republic of) 3.125% 2031		660	488
Colombia (Republic of) 7.00% 2031	COP	5,102,400	934
Colombia (Republic of) 7.375% 2037	USD	610	566
Colombia (Republic of) 5.625% 2044		261	188
Colombia (Republic of) 5.00% 2045		785	528
Colombia (Republic of) 5.20% 2049		200	136
Colombia (Republic of) 4.125% 2051		2,360	1,419
Colombia (Republic of), Series UVR, 3.50% 2025[3]	COP	7,073,365	1,999
Colombia (Republic of), Series B, 6.25% 2025		10,461,400	2,214
Colombia (Republic of), Series B, 5.75% 2027		48,246,400	9,205
Colombia (Republic of), Series UVR, 2.25% 2029[3]		86,599	5,528
Colombia (Republic of), Series B, 7.75% 2030		3,908,200	766
Colombia (Republic of), Series B, 7.00% 2031		50,011,100	9,156
Colombia (Republic of), Series B, 7.25% 2034		6,926,700	1,208
Colombia (Republic of), Series B, 7.25% 2050		5,690,900	869
Costa Rica (Republic of) 6.125% 2031	USD	1,315	1,231
Costa Rica (Republic of) 6.125% 2031[1]		970	908
Cote d’Ivoire (Republic of) 5.25% 2030	EUR	1,380	1,135
Cote d’Ivoire (Republic of) 5.875% 2031		2,875	2,365
Cote d’Ivoire (Republic of) 4.875% 2032		970	734
Czech Republic 0.45% 2023	CZK	62,180	2,435
Czech Republic 2.40% 2025		64,190	2,465
Czech Republic 2.50% 2028		19,360	712
Development Bank of Kazakhstan 10.95% 2026	KZT	1,563,000	2,628
Development Bank of Mongolia, LLC 7.25% 2023	USD	700	677
Dominican Republic 6.875% 2026		1,209	1,236
Dominican Republic 6.875% 2026[1]		984	1,006
Dominican Republic 5.95% 2027[1]		2,300	2,201
Dominican Republic 5.95% 2027		1,700	1,627
Dominican Republic 5.50% 2029[1]		2,420	2,113
Dominican Republic 4.50% 2030[1]		6,188	4,985
Dominican Republic 6.00% 2033[1]		805	673
Dominican Republic 5.30% 2041[1]		887	618
Dominican Republic 7.45% 2044		1,660	1,423
Dominican Republic 6.85% 2045		800	635
Dominican Republic 6.40% 2049		580	435
Dominican Republic 5.875% 2060[1]		2,170	1,490
Dominican Republic 5.875% 2060		2,040	1,401
Egypt (Arab Republic of) 14.051% 2022	EGP	25,300	1,348
Egypt (Arab Republic of) 5.75% 2024[1]	USD	640	573
Egypt (Arab Republic of) 4.75% 2026	EUR	6,650	5,228
Egypt (Arab Republic of) 4.75% 2026		1,550	1,218
Egypt (Arab Republic of) 6.588% 2028[1]	USD	4,900	3,565
Egypt (Arab Republic of) 5.625% 2030	EUR	1,719	1,123
Egypt (Arab Republic of) 7.625% 2032[1]	USD	3,600	2,368
Egypt (Arab Republic of) 7.625% 2032		1,800	1,184
Egypt (Arab Republic of) 8.875% 2050		1,330	812
Egypt (Arab Republic of) 8.75% 2051		2,742	1,659
Egypt (Arab Republic of) 8.15% 2059[1]		2,600	1,512
Ethiopia (Federal Democratic Republic of) 6.625% 2024		5,675	3,248
Export-Import Bank of India 3.25% 2030		2,180	1,898
Gabonese Republic 6.95% 2025		1,048	921
Gabonese Republic 6.625% 2031[1]		400	297
Gabonese Republic 7.00% 2031		1,710	1,252
Gabonese Republic 7.00% 2031[1]		1,470	1,077
Georgia (Republic of) 2.75% 2026[1]		1,975	1,641

American Funds Emerging Markets Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ghana (Republic of) 0% 2025	USD	300	$171
Ghana (Republic of) 8.125% 2026		1,390	1,006
Ghana (Republic of) 6.375% 2027		2,260	1,302
Ghana (Republic of) 7.875% 2027		1,500	876
Ghana (Republic of) 7.625% 2029		990	488
Ghana (Republic of) 7.75% 2029[1]		1,900	954
Guatemala (Republic of) 6.125% 2050[1]		1,060	894
Honduras (Republic of) 6.25% 2027		8,010	6,300
Honduras (Republic of) 6.25% 2027[1]		263	207
Honduras (Republic of) 5.625% 2030		3,806	2,582
Honduras (Republic of) 5.625% 2030[1]		2,285	1,550
Hungary (Republic of), Series C, 1.50% 2023	HUF	1,140,000	2,823
Hungary (Republic of), Series A, 6.75% 2028		94,520	232
Hungary (Republic of), Series A, 3.25% 2031		227,930	420
Indonesia (Republic of), Series 63, 5.625% 2023	IDR	15,500,000	1,054
Indonesia (Republic of), Series 59, 7.00% 2027		95,278,000	6,571
Indonesia (Republic of), Series 64, 6.125% 2028		76,302,000	5,014
Indonesia (Republic of), Series 78, 8.25% 2029		73,568,000	5,259
Indonesia (Republic of), Series 71, 9.00% 2029		49,743,000	3,680
Indonesia (Republic of), Series 82, 7.00% 2030		76,605,000	5,104
Indonesia (Republic of), Series 87, 6.50% 2031		34,751,000	2,230
Indonesia (Republic of), Series 73, 8.75% 2031		42,235,000	3,083
Indonesia (Republic of), Series 91, 6.375% 2032		28,257,000	1,785
Indonesia (Republic of), Series 74, 7.50% 2032		65,399,000	4,423
Indonesia (Republic of), Series 65, 6.625% 2033		26,000	2
Indonesia (Republic of), Series 80, 7.50% 2035		9,075,000	613
Indonesia (Republic of), Series 83, 7.50% 2040		3,711,000	249
Israel (State of) 2.875% 2026	USD	373	364
Israel (State of) 2.00% 2027	ILS	609	171
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	USD	665	586
Kenya (Republic of) 6.875% 2024		775	651
Kenya (Republic of) 7.25% 2028[1]		1,725	1,252
Kenya (Republic of) 10.90% 2031	KES	70,000	547
Kenya (Republic of) 6.30% 2034[1]	USD	1,830	1,147
Malaysia (Federation of), Series 0513, 3.733% 2028	MYR	1,870	414
Malaysia (Federation of), Series 0219, 3.885% 2029		21,340	4,728
Malaysia (Federation of), Series 0419, 3.828% 2034		42,730	8,988
Malaysia (Federation of), Series 0415, 4.254% 2035		10,650	2,319
Malaysia (Federation of), Series 0615, 4.786% 2035		5,925	1,354
Malaysia (Federation of), Series 0418, 4.893% 2038		54,501	12,492
Malaysia (Federation of), Series 0219, 4.467% 2039		2,000	428
Malaysia (Federation of), Series 0519, 3.757% 2040		1,500	297
Malaysia (Federation of), Series 0518, 4.921% 2048		3,438	771
Mongolia (State of) 5.125% 2026	USD	300	271
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[2]		5,265	3,831
Namibia (Republic of) 5.25% 2025		2,000	1,780
Nigeria (Republic of) 8.375% 2029[1]		1,020	779
Oman (Sultanate of) 5.375% 2027		421	410
Oman (Sultanate of) 4.875% 2030[1]		1,050	1,020
Oman (Sultanate of) 6.25% 2031[1]		3,568	3,455
Pakistan (Islamic Republic of) 5.625% 2022		7,170	6,740
Pakistan (Islamic Republic of) 8.25% 2025		850	614
Pakistan (Islamic Republic of) 6.00% 2026[1]		4,953	3,367
Panama (Republic of) 7.125% 2026		710	774
Panama (Republic of) 3.16% 2030		830	739
Panama (Republic of) 4.50% 2047		1,350	1,112
Panama (Republic of) 4.50% 2050		700	571
Panama (Republic of) 4.30% 2053		820	646
Panama (Republic of) 4.50% 2056		673	536
Panama (Republic of) 3.87% 2060		410	291
Panama (Republic of) 4.50% 2063		2,720	2,100
Paraguay (Republic of) 5.00% 2026		200	197
Paraguay (Republic of) 4.95% 2031		430	399
Paraguay (Republic of) 5.60% 2048[1]		2,432	1,929
Peru (Republic of) 4.125% 2027		1,056	1,037
Peru (Republic of) 6.95% 2031	PEN	3,045	756
Peru (Republic of) 6.15% 2032		5,402	1,249

4	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (Republic of) 3.00% 2034	USD	840		$691
Peru (Republic of) 5.40% 2034	PEN	15,139		3,191
Peru (Republic of) 5.40% 2034		11,190		2,359
Peru (Republic of) 6.85% 2042		2,519		584
Peru (Republic of) 3.55% 2051	USD	1,100		825
Peru (Republic of) 2.78% 2060		1,615		1,004
PETRONAS Capital, Ltd. 3.50% 2030[1]		1,000		942
PETRONAS Capital, Ltd. 3.50% 2030		300		283
Philippines (Republic of) 3.95% 2040		550		480
Philippines (Republic of) 3.70% 2042		1,000		828
Philippines (Republic of) 2.95% 2045		1,687		1,215
Poland (Republic of), Series 1024, 2.25% 2024	PLN	16,400		3,265
Poland (Republic of), Series 5Y, 3.75% 2027		16,586		3,175
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	USD	2,000		1,990
PT Indonesia Asahan Aluminium Tbk 6.53% 2028		264		268
PT Indonesia Asahan Aluminium Tbk Pt 5.80% 2050		300		242
Qatar (State of) 3.75% 2030[1]		1,000		994
Qatar (State of) 4.40% 2050[1]		2,900		2,775
Romania 3.65% 2025	RON	6,200		1,142
Romania 2.00% 2033	EUR	1,760		1,201
Romania 3.75% 2034		445		352
Russian Federation 7.00% 2023	RUB	270,652		443
Russian Federation 7.15% 2025[4]		230,100		377
Russian Federation 8.15% 2027		967,215		1,583
Russian Federation 2.50% 2028[3]		807,108		1,321
Russian Federation 4.375% 2029[1]	USD	2,400		563
Russian Federation 4.375% 2029		600		141
Russian Federation 7.65% 2030[4]	RUB	346,000		566
Russian Federation 6.90% 2031		577,246		945
Russian Federation 8.50% 2031[4]		1,386,756		2,269
Russian Federation 7.70% 2033[4]		58,371		96
Russian Federation 7.25% 2034[4]		861,125		1,409
Russian Federation 5.10% 2035	USD	5,800		1,380
Russian Federation 6.10% 2035	RUB	636,503		1,042
Russian Federation 7.70% 2039[4]		38,467		63
Russian Federation 5.25% 2047[4,5]	USD	5,600		1,596
Saudi Arabia (Kingdom of) 4.625% 2047		2,400		2,227
Senegal (Republic of) 4.75% 2028	EUR	2,960		2,528
Senegal (Republic of) 4.75% 2028		1,140		974
Senegal (Republic of) 5.375% 2037		1,000		660
South Africa (Republic of) 2.00% 2025[3]	ZAR	64,722		3,966
South Africa (Republic of), Series R-2023, 7.75% 2023		—	[6]	—	[6]
South Africa (Republic of), Series R-2030, 8.00% 2030		342,700		18,308
South Africa (Republic of), Series R-213, 7.00% 2031		100,937		4,884
South Africa (Republic of), Series R-2032, 8.25% 2032		42,744		2,201
South Africa (Republic of), Series R-2035, 8.875% 2035		223,348		11,514
South Africa (Republic of), Series R-2037, 8.50% 2037		72,130		3,505
South Africa (Republic of), Series R-2040, 9.00% 2040		24,872		1,233
South Africa (Republic of), Series R-214, 6.50% 2041		8,700		328
South Africa (Republic of), Series R-2048, 8.75% 2048		89,514		4,248
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[4]	USD	1,982		643
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[4]		3,100		1,033
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[4]		2,975		981
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1]		1,350		469
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1,4]		2,500		813
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]		300		98
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]		250		81
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029		604		198
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		3,121		1,011
Srpska (Republic of) 4.75% 2026	EUR	959		1,023
Thailand (Kingdom of) 3.85% 2025	THB	110,000		3,293
Thailand (Kingdom of) 2.875% 2028		53,950		1,547
Thailand (Kingdom of) 2.00% 2031		63,400		1,679
Thailand (Kingdom of) 2.00% 2042		78,770		1,681
Tunisia (Republic of) 6.75% 2023	EUR	13,970		10,204
Tunisia (Republic of) 5.625% 2024		2,035		1,256
Tunisia (Republic of) 5.75% 2025	USD	465		260

American Funds Emerging Markets Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Tunisia (Republic of) 6.375% 2026	EUR	2,300	$1,312
Turkey (Republic of) 8.80% 2023	TRY	9,000	463
Turkey (Republic of) 3.20% 2024[3]		13,303	1,124
Turkey (Republic of) 4.10% 2024[3]		19,198	1,493
Turkey (Republic of) 6.375% 2025	USD	1,035	920
Turkey (Republic of) 8.00% 2025	TRY	50	2
Turkey (Republic of) 4.25% 2026	USD	1,270	1,024
Turkey (Republic of) 4.875% 2026		2,000	1,608
Turkey (Republic of) 6.50% 2033		900	647
Ukraine 7.75% 2022[5]		1,600	800
Ukraine 14.91% 2022	UAH	34,797	255
Ukraine 10.00% 2023		31,600	232
Ukraine 11.67% 2023		5,804	43
Ukraine 15.97% 2023		47,600	349
Ukraine 8.994% 2024	USD	5,523	1,460
Ukraine 7.75% 2025		1,200	304
Ukraine 15.84% 2025	UAH	70,065	514
Ukraine 6.75% 2026	EUR	2,072	570
Ukraine 6.876% 2029[1]	USD	1,800	446
Ukraine 4.375% 2030	EUR	700	182
Ukraine 7.253% 2033	USD	2,012	506
Ukraine 7.253% 2033[1]		1,700	427
Ukraine 1.258% 2040[7]		1,661	421
United Mexican States 4.50% 2025[3]	MXN	203,458	10,274
United Mexican States 3.25% 2030	USD	890	785
United Mexican States 4.75% 2032		359	345
United Mexican States 3.50% 2034		1,250	1,036
United Mexican States 4.50% 2050		1,017	795
United Mexican States 4.40% 2052		883	667
United Mexican States 3.75% 2071		1,590	1,016
United Mexican States 5.75% 2110		1,684	1,420
United Mexican States, Series M, 5.75% 2026	MXN	166,000	7,347
United Mexican States, Series M, 7.50% 2027		120,245	5,592
United Mexican States, Series M20, 8.50% 2029		286,100	13,821
United Mexican States, Series M, 7.75% 2031		146,521	6,708
United Mexican States, Series M30, 10.00% 2036		23,500	1,260
United Mexican States, Series M, 7.75% 2042		2,090	91
United Mexican States, Series M, 8.00% 2047		30,663	1,361
Uruguay (Oriental Republic of) 4.375% 2028[3]	UYU	49	1
Uruguay (Oriental Republic of) 3.875% 2040[3]		66,028	1,742
Venezuela (Bolivarian Republic of) 7.00% 2018[4]	USD	155	12
Venezuela (Bolivarian Republic of) 7.75% 2019[4]		3,393	263
Venezuela (Bolivarian Republic of) 6.00% 2020[4]		2,293	178
Venezuela (Bolivarian Republic of) 12.75% 2022[4]		210	18
Venezuela (Bolivarian Republic of) 9.00% 2023[4]		3,335	283
Venezuela (Bolivarian Republic of) 8.25% 2024[4]		1,546	131
Venezuela (Bolivarian Republic of) 7.65% 2025[4]		450	39
Venezuela (Bolivarian Republic of) 11.75% 2026[4]		155	14
Venezuela (Bolivarian Republic of) 9.25% 2027[4]		2,100	184
Venezuela (Bolivarian Republic of) 9.25% 2028[4]		769	67
Venezuela (Bolivarian Republic of) 11.95% 2031[4]		267	23
Venezuela (Bolivarian Republic of) 7.00% 2038[4]		377	33
			566,368

Corporate bonds, notes & loans 19.23%
Energy 5.39%
AI Candelaria (Spain), SLU 5.75% 2033[1]		2,250	1,651
Ecopetrol SA 5.875% 2045		457	312
GeoPark, Ltd. 5.50% 2027		500	420
Guara Norte SARL 5.198% 2034[1]		2,629	2,137
MV24 Capital BV 6.748% 2034[1]		1,876	1,684
MV24 Capital BV 6.748% 2034		1,333	1,197
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[8]		8,247	2,062
Oleoducto Central SA 4.00% 2027[1]		2,850	2,382
Petróleos Mexicanos 7.19% 2024	MXN	46,570	2,127
Petróleos Mexicanos 7.19% 2024		38,568	1,761
Petróleos Mexicanos 6.875% 2025	USD	730	684

6	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.875% 2026	USD	2,545	$2,298
Petróleos Mexicanos 7.47% 2026	MXN	109,690	4,762
Petróleos Mexicanos 6.49% 2027	USD	460	399
Petróleos Mexicanos 8.75% 2029[1]		3,000	2,722
Petróleos Mexicanos 6.70% 2032		4,418	3,378
Petróleos Mexicanos 6.75% 2047		4,550	2,825
Petróleos Mexicanos 7.69% 2050		6,950	4,660
Petróleos Mexicanos 6.95% 2060		2,217	1,372
Petron Corp. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.769% on 7/19/2023)[2]		200	193
Petrorio Luxembourg SARL 6.125% 2026[1]		500	461
PTT Exploration and Production PCL 2.587% 2027[1]		278	257
Qatar Petroleum 3.125% 2041[1]		2,995	2,356
Qatar Petroleum 3.30% 2051[1]		2,710	2,099
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[1]		250	219
			44,418

Financials 3.22%
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]		2,955	2,594
Bangkok Bank PCL 4.45% 2028[1]		900	908
Bangkok Bank PCL 9.025% 2029		348	419
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]		4,978	4,369
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[2]		1,340	1,254
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		272	221
HDFC Bank, Ltd. 8.10% 2025	INR	60,000	755
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 2.552% 2022[7]	USD	296	293
Huarong Finance 2017 Co., Ltd. 4.75% 2027		800	723
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[7]		2,579	2,521
Huarong Finance 2019 Co., Ltd. 3.25% 2024		200	188
Huarong Finance 2019 Co., Ltd. 3.75% 2024		200	191
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[7]		204	191
Huarong Finance 2019 Co., Ltd. 3.875% 2029		858	685
Huarong Finance 2019 Co., Ltd. 4.50% 2029		200	167
Huarong Finance II Co., Ltd. 5.00% 2025		200	189
Huarong Finance II Co., Ltd. 5.50% 2025		500	486
Huarong Finance II Co., Ltd. 4.625% 2026		2,106	1,935
Huarong Finance II Co., Ltd. 4.875% 2026		200	184
ICBCIL Finance Co., Ltd. 3.625% 2027		654	636
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]		4,000	3,604
Keb Hana Bank 3.25% 2027[1]		1,265	1,217
Power Financial Corp., Ltd. 3.90% 2029		500	446
Power Financial Corp., Ltd. 3.95% 2030		200	177
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]		1,146	1,059
Vigorous Champion International, Ltd. 4.25% 2029		200	186
Xiaomi Best Time International, Ltd. 2.875% 2031[1]		215	167
Xiaomi Best Time International, Ltd. 4.10% 2051[1]		1,120	754
			26,519

Utilities 2.69%
AES Panama Generation Holdings SRL 4.375% 2030[1]		3,295	2,824
Alfa Desarrollo SpA 4.55% 2051[1]		1,117	805
Azure Power Energy, Ltd. 3.575% 2026[1]		385	320
Empresas Publicas de Medellin ESP 8.375% 2027	COP	10,000,000	1,929
Empresas Publicas de Medellin ESP 8.375% 2027		3,744,000	722
Empresas Publicas de Medellin ESP 4.25% 2029[1]	USD	1,602	1,254
Empresas Publicas de Medellin ESP 4.375% 2031[1]		960	736
Enel Chile SA 4.875% 2028		1,701	1,629
Enersis Américas SA 4.00% 2026		215	208
Enfragen Energia Sur SA 5.375% 2030		1,800	1,218
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]		510	464
ENN Energy Holdings, Ltd. 2.625% 2030[1]		1,260	1,074
Greenko Investment Co. 4.875% 2023[1]		600	581
Indian Renewable Energy Development Agency, Ltd. 7.125% 2022	INR	120,000	1,509

American Funds Emerging Markets Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Instituto Costarricense de Electricidad 6.75% 2031	USD	2,295	$2,160
Investment Energy Resources, Ltd. 6.25% 2029[1]		2,985	2,528
Korea Electric Power Corp. 4.00% 2027[1]		200	200
Light Servicos de Eletricidade SA 4.375% 2026[1]		2,000	1,764
ReNew Power Private, Ltd. 5.875% 2027[1]		300	275
			22,200

Materials 2.27%
Alpek, SAB de CV, 3.25% 2031[1]		2,175	1,748
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[2]		569	555
Braskem Idesa SAPI 7.45% 2029[1]		381	327
Braskem Idesa SAPI 6.99% 2032[1]		4,230	3,278
Braskem Netherlands Finance BV 4.50% 2028		1,000	910
CAP SA 3.90% 2031		200	157
CSN Islands XI Corp. 6.75% 2028		500	437
CSN Resources SA 5.875% 2032[1]		1,610	1,228
Fresnillo PLC 4.25% 2050[1]		2,760	2,031
GC Treasury Center Co., Ltd. 2.98% 2031[1]		375	312
GC Treasury Center Co., Ltd. 4.40% 2032[1]		1,986	1,826
Gran Colombia Gold Corp. 6.875% 2026[1]		1,760	1,380
Grupo Idesa, SA de CV, 2.969% PIK and 6.656% Cash 2026[2,8]		400	255
Industrias Peñoles, SAB de CV, 4.75% 2050[1]		455	362
Sasol Financing USA, LLC 4.375% 2026		4,410	3,894
			18,700

Industrials 2.19%
Aeropuerto International de Tocume SA 4.00% 2041[1]		700	569
Aeropuerto International de Tocume SA 5.125% 2061[1]		1,140	905
Hidrovias International Finance SARL 4.95% 2031[1]		4,347	3,369
Hidrovias International Finance SARL 4.95% 2031		991	768
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]		536	529
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[1]		952	857
Mexico City Airport Trust 4.25% 2026		1,800	1,661
Mexico City Airport Trust 3.875% 2028		500	430
Mexico City Airport Trust 5.50% 2046		1,609	1,114
Mexico City Airport Trust 5.50% 2047		2,828	1,948
MISC Capital Two (Labuan), Ltd. 3.75% 2027[1]		4,135	3,888
Rutas 2 and 7 Finance, Ltd. 0% 2036[1]		2,726	1,613
Simpar SA 5.20% 2031		200	155
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[1]		300	232
			18,038

Consumer discretionary 1.17%
Arcos Dorados BV 6.125% 2029[1]		1,100	1,036
Meituan Dianping 3.05% 2030[1]		3,150	2,347
Melco International Development, Ltd. 4.875% 2025		400	300
Melco International Development, Ltd. 5.375% 2029[1]		2,250	1,361
MercadoLibre, Inc. 3.125% 2031		1,345	971
MGM China Holdings, Ltd. 5.375% 2024		300	256
Sands China, Ltd. 2.55% 2027[1,2]		2,300	1,679
Wynn Macau, Ltd. 5.50% 2026[1]		2,500	1,735
			9,685

Consumer staples 1.00%
InRetail Consumer 3.25% 2028[1]		2,730	2,270
MARB BondCo PLC 3.95% 2031[1]		1,500	1,155
Minerva Luxembourg SA 4.375% 2031[1]		400	320
Natura Cosmeticos SA 4.125% 2028[1]		1,520	1,254
NBM US Holdings, Inc. 7.00% 2026[1]		250	254
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		3,374	2,628
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		565	380
			8,261

8	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.70%
América Móvil, SAB de CV, 5.375% 2032[1]		USD	2,500	$2,224
Axiata SPV5 Labuan, Ltd. 3.064% 2050			1,053	756
Globo Comunicação e Participações SA 4.875% 2030[1]			2,000	1,567
PLDT, Inc. 2.50% 2031			200	168
Tencent Holdings, Ltd. 2.39% 2030			500	419
Tencent Holdings, Ltd. 3.24% 2050[1]			900	622
				5,756

Health care 0.28%
Rede D’Or Finance SARL 4.95% 2028			205	187
Rede D’Or Finance SARL 4.50% 2030			2,500	2,115
				2,302

Real estate 0.26%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]			1,435	1,142
FibraSOMA 4.375% 2031[1]			1,430	1,022
				2,164

Information technology 0.06%
SK hynix, Inc. 2.375% 2031[1]			400	316
TSMC Global, Ltd. 2.25% 2031[1]			200	169
				485

Total corporate bonds, notes & loans				158,528

U.S. Treasury bonds & notes 3.73%
U.S. Treasury inflation-protected securities 2.96%
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]			8,023	8,138
U.S. Treasury Inflation-Protected Security 0.125% 2027[3]			12,285	12,089
U.S. Treasury Inflation-Protected Security 0.125% 2031[3,9]			4,442	4,215
				24,442

U.S. Treasury 0.77%
U.S. Treasury 2.875% 2032			3,300	3,261
U.S. Treasury 2.00% 2051[9]			4,000	3,078
				6,339

Total U.S. Treasury bonds & notes				30,781

Total bonds, notes & other debt instruments (cost: $1,006,120,000)				755,677

Short-term securities 7.36%			Shares
Money market investments 7.35%
Capital Group Central Cash Fund 1.38%[10,11]			605,825	60,571

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egyptian Treasury 9/20/2022	14.048%	EGP	1,525	78
Egyptian Treasury 12/27/2022	13.672		500	25
				103

Total short-term securities (cost: $60,668,000)				60,674
Total investment securities 99.00% (cost: $1,066,788,000)				816,351
Other assets less liabilities 1.00%				8,280

Net assets 100.00%				$824,631

American Funds Emerging Markets Bond Fund	9

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	5	September 2022	USD	1,050	$6
5 Year U.S. Treasury Note Futures	Short	316	September 2022		(35,471)	278
10 Year Euro-Bund Futures	Short	58	September 2022		(9,043)	164
10 Year U.S. Treasury Note Futures	Long	6	September 2022		711	5
10 Year Ultra U.S. Treasury Note Futures	Short	15	September 2022		(1,911)	29
20 Year U.S. Treasury Bond Futures	Long	3	September 2022		416	11
30 Year Ultra U.S. Treasury Bond Futures	Long	68	September 2022		10,496	(222)
						$271

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	7,275	EUR	6,802	Standard Chartered Bank	7/11/2022	$142
USD	544	ZAR	8,778	Morgan Stanley	7/11/2022	5
EUR	1,363	USD	1,436	BNP Paribas	7/11/2022	(6)
MXN	16,164	USD	819	Goldman Sachs	7/11/2022	(17)
ZAR	10,522	USD	682	Citibank	7/11/2022	(35)
EUR	1,947	USD	2,082	Standard Chartered Bank	7/11/2022	(40)
USD	745	CLP	617,987	Citibank	7/12/2022	73
MYR	5,000	USD	1,136	HSBC Bank	7/12/2022	1
USD	1,136	MYR	5,000	Bank of America	7/12/2022	(1)
COP	1,431,708	USD	377	Citibank	7/12/2022	(33)
BRL	4,144	USD	863	Citibank	7/12/2022	(74)
USD	8,686	EUR	8,135	Standard Chartered Bank	7/13/2022	154
USD	1,776	CZK	41,320	Citibank	7/13/2022	29
USD	377	ZAR	6,000	Standard Chartered Bank	7/13/2022	8
USD	563	CZK	13,290	HSBC Bank	7/13/2022	1
USD	2,137	PLN	9,600	JPMorgan Chase	7/13/2022	(1)
CZK	46,130	USD	1,982	Citibank	7/13/2022	(32)
EUR	5,749	USD	6,139	Standard Chartered Bank	7/13/2022	(109)
ZAR	67,755	USD	4,388	Goldman Sachs	7/13/2022	(228)
MXN	259,213	USD	13,145	BNP Paribas	7/13/2022	(285)
PLN	48,960	USD	11,301	Morgan Stanley	7/13/2022	(396)
USD	3,192	MYR	14,040	Standard Chartered Bank	7/15/2022	— [6]
USD	245	MXN	5,035	Goldman Sachs	7/15/2022	(5)
USD	4,154	IDR	60,360,040	Citibank	7/18/2022	119
IDR	18,713,141	USD	1,288	Citibank	7/18/2022	(37)
USD	4,481	CNH	30,300	Citibank	7/18/2022	(45)
IDR	32,867,180	USD	2,253	Standard Chartered Bank	7/18/2022	(56)
CLP	1,658,843	USD	1,916	Goldman Sachs	7/18/2022	(115)
PLN	4,470	USD	984	JPMorgan Chase	7/21/2022	10
USD	1,567	BRL	8,201	Citibank	7/21/2022	10
KRW	2,300,000	USD	1,779	Citibank	7/21/2022	5
USD	349	BRL	1,811	Citibank	7/21/2022	5
USD	328	EUR	310	Barclays Bank PLC	7/21/2022	3
BRL	1,322	USD	250	Morgan Stanley	7/21/2022	1
THB	25,910	USD	737	UBS AG	7/21/2022	(2)
USD	1,569	CNH	10,550	Bank of America	7/21/2022	(7)
USD	30,761	EUR	29,176	UBS AG	7/27/2022	130
THB	459,200	USD	12,957	Goldman Sachs	7/27/2022	68
USD	2,083	ZAR	33,357	JPMorgan Chase	7/27/2022	39
USD	9,794	MXN	197,303	Citibank	7/27/2022	32
CNH	15,600	USD	2,328	UBS AG	7/27/2022	2
USD	1,646	PLN	7,400	JPMorgan Chase	7/27/2022	1
EUR	88	USD	93	UBS AG	7/27/2022	— [6]

10	American Funds Emerging Markets Bond Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
ZAR	1,671	USD	104	JPMorgan Chase	7/27/2022	$(2)
EUR	1,000	USD	1,057	JPMorgan Chase	7/27/2022	(7)
CZK	162,610	USD	6,881	JPMorgan Chase	7/27/2022	(21)
USD	735	COP	2,988,544	Morgan Stanley	7/28/2022	19
USD	168	CLP	151,215	JPMorgan Chase	7/28/2022	4
COP	203,885	USD	51	Citibank	7/28/2022	(2)
USD	260	PEN	983	Citibank	8/4/2022	4
USD	32	PEN	120	JPMorgan Chase	8/4/2022	1
PLN	14,000	USD	3,132	Morgan Stanley	8/4/2022	(25)
KRW	3,315,330	USD	2,574	Citibank	8/5/2022	— [6]
CNH	8,490	USD	1,265	Standard Chartered Bank	8/22/2022	3
USD	2,686	CNH	18,200	BNP Paribas	8/22/2022	(32)
USD	1,653	CNH	11,200	Goldman Sachs	8/24/2022	(20)
USD	839	PEN	3,460	Morgan Stanley	8/26/2022	(59)
USD	1,081	PEN	4,480	Citibank	8/26/2022	(82)
ILS	10,000	USD	2,995	BNP Paribas	8/26/2022	(120)
USD	1,086	IDR	16,197,600	Citibank	9/27/2022	7
PLN	7,710	USD	1,893	BNP Paribas	11/9/2022	(204)
USD	2,426	HUF	930,100	Morgan Stanley	1/25/2023	56
USD	2,185	PLN	10,045	Goldman Sachs	1/25/2023	6
USD	597	PLN	2,835	Morgan Stanley	1/25/2023	(18)
HUF	930,100	USD	2,814	BNP Paribas	1/25/2023	(443)
PLN	40,100	USD	9,579	Goldman Sachs	1/25/2023	(879)
CZK	100,000	USD	4,320	BNP Paribas	2/3/2023	(181)
PLN	21,000	USD	5,123	BNP Paribas	2/3/2023	(572)
USD	3,741	ZAR	60,000	Goldman Sachs	2/7/2023	135
ZAR	60,000	USD	3,748	Citibank	2/7/2023	(143)
						$(3,261)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
6.63%	28-day	28-day MXN-TIIE	28-day	6/23/2026	MXN	115,400	$(473)	$—	$(473)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026		20,650	(93)	—	(93)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026		13,000	(41)	—	(41)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026		13,000	(41)	—	(41)
7.18%	28-day	28-day MXN-TIIE	28-day	9/9/2031		122,990	(665)	—	(665)
							$(1,313)	$—	$(1,313)

Investments in affiliates11

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.35%
Money market investments 7.35%
Capital Group Central Cash Fund 1.38%[10]	$79,393	$426,631	$445,425	$(27)	$(1)	$60,571	$150

American Funds Emerging Markets Bond Fund	11

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $135,231,000, which represented 16.40% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,396,000, which represented .29% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,172,000, which represented .63% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 6/30/2022.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

BRL = Brazilian reais

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

EGP = Egyptian pounds

EUR = Euros

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

KES = Kenyan shilling

KRW = South Korean won

KZT = Kazakhstani tenge

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

PEN = Peruvian nuevos soles

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD = U.S. dollars

UYU = Uruguayan pesos

ZAR = South African rand

Refer to the notes to financial statements.

12	American Funds Emerging Markets Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,006,224)	$755,780
Affiliated issuers (cost: $60,564)	60,571	$816,351
Cash		5
Cash denominated in currencies other than U.S. dollars (cost: $1,664)		1,647
Unrealized appreciation on open forward currency contracts		1,073
Receivables for:
Sales of investments	10,706
Sales of fund’s shares	1,552
Dividends and interest	16,042
Closed forward currency contracts	150
Variation margin on futures contracts	170
Variation margin on centrally cleared swap contracts	72
Other	162	28,854
		847,930
Liabilities:
Unrealized depreciation on open forward currency contracts		4,334
Payables for:
Purchases of investments	13,339
Repurchases of fund’s shares	3,687
Dividends on fund’s shares	225
Investment advisory services	372
Services provided by related parties	206
Trustees’ deferred compensation	8
Closed forward currency contracts	108
Variation margin on futures contracts	647
Variation margin on centrally cleared swap contracts	27
Other	346	18,965
Net assets at June 30, 2022		$824,631

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,174,834
Total accumulated loss		(350,203)
Net assets at June 30, 2022		$824,631

Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	13

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (111,608 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$278,161	37,647	$7.39
Class C	16,674	2,257	7.39
Class T	7	1	7.39
Class F-1	7,834	1,060	7.39
Class F-2	174,413	23,606	7.39
Class F-3	200,279	27,106	7.39
Class 529-A	7,805	1,056	7.39
Class 529-C	587	80	7.39
Class 529-E	532	72	7.39
Class 529-T	10	1	7.39
Class 529-F-1	8	1	7.39
Class 529-F-2	5,839	790	7.39
Class 529-F-3	9	1	7.39
Class R-1	144	20	7.39
Class R-2	1,485	201	7.39
Class R-2E	100	14	7.39
Class R-3	1,510	204	7.39
Class R-4	855	116	7.39
Class R-5E	635	86	7.39
Class R-5	863	117	7.39
Class R-6	126,881	17,172	7.39

Refer to the notes to financial statements.

14	American Funds Emerging Markets Bond Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $213)	$44,780
Dividends from affiliated issuers	150	$44,930
Fees and expenses*:
Investment advisory services	3,307
Distribution services	578
Transfer agent services	564
Administrative services	189
529 plan services	4
Reports to shareholders	92
Registration statement and prospectus	145
Trustees’ compensation	2
Auditing and legal	16
Custodian	104
Other	22	5,023
Net investment income		39,907

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $199):
Unaffiliated issuers	(83,119)
Affiliated issuers	(27)
Futures contracts	1,423
Forward currency contracts	3,009
Swap contracts	(32)
Currency transactions	(2,229)	(80,975)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $61):
Unaffiliated issuers	(207,465)
Affiliated issuers	(1)
Futures contracts	101
Forward currency contracts	(3,045)
Swap contracts	(900)
Currency translations	344	(210,966)
Net realized loss and unrealized depreciation		(291,941)

Net decrease in net assets resulting from operations		$(252,034)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	15

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$39,907	$69,150
Net realized loss	(80,975)	(14,785)
Net unrealized depreciation	(210,966)	(106,528)
Net decrease in net assets resulting from operations	(252,034)	(52,163)

Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(43,739)	(57,875)
Return of capital	—	(10,842)
Total distributions paid or accrued and return of capital paid to shareholders	(43,739)	(68,717)

Net capital share transactions	(350,129)	322,345

Total (decrease) increase in net assets	(645,902)	201,465

Net assets:
Beginning of period	1,470,533	1,269,068
End of period	$824,631	$1,470,533

*	Unaudited.

Refer to the notes to financial statements.

16	American Funds Emerging Markets Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

American Funds Emerging Markets Bond Fund	17

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

18	American Funds Emerging Markets Bond Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$566,368	$—	$566,368
Corporate bonds, notes & loans	—	158,528	—	158,528
U.S. Treasury bonds & notes	—	30,781	—	30,781
Short-term securities	60,571	103	—	60,674
Total	$60,571	$755,780	$—	$816,351

American Funds Emerging Markets Bond Fund	19

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$493	$—	$—	$493
Unrealized appreciation on open forward currency contracts	—	1,073	—	1,073
Liabilities:
Unrealized depreciation on futures contracts	(222)	—	—	(222)
Unrealized depreciation on open forward currency contracts	—	(4,334)	—	(4,334)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,313)	—	(1,313)
Total	$271	$(4,574)	$—	$(4,303)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

20	American Funds Emerging Markets Bond Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

American Funds Emerging Markets Bond Fund	21

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $85,377,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $268,621,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

22	American Funds Emerging Markets Bond Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $20,150,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. As of June 30, 2022, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $20,429,000.

American Funds Emerging Markets Bond Fund	23

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$493	Unrealized depreciation*	$222
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,073	Unrealized depreciation on open forward currency contracts	4,334
Forward currency	Currency	Receivables for closed forward currency contracts	150	Payables for closed forward currency contracts	108
Swap (centrally cleared)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	1,313
			$1,716		$5,977

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,423	Net unrealized appreciation on futures contracts	$101
Forward currency	Currency	Net realized gain on forward currency contracts	3,009	Net unrealized depreciation on forward currency contracts	(3,045)
Swap	Interest	Net realized gain on swap contracts	346	Net unrealized depreciation on swap contracts	(900)
Swap	Credit	Net realized loss on swap contracts	(378)	Net unrealized appreciation on swap contracts	—
			$4,400		$(3,844)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	American Funds Emerging Markets Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$3	$—	$—	$—	$3
Citibank	292	(292)	—	—	—
Goldman Sachs	344	(344)	—	—	—
HSBC Bank	2	—	—	—	2
JPMorgan Chase	62	(31)	—	—	31
Morgan Stanley	81	(81)	—	—	—
Standard Chartered Bank	307	(212)	—	(95)	—
UBS AG	132	(2)	—	—	130
Total	$1,223	$(962)	$—	$(95)	$166
Liabilities:
Bank of America	$8	$—	$—	$—	$8
BNP Paribas	1,843	—	(1,754)	—	89
Citibank	584	(292)	(292)	—	—
Goldman Sachs	1,264	(344)	(844)	—	76
JPMorgan Chase	31	(31)	—	—	—
Morgan Stanley	498	(81)	(250)	—	167
Standard Chartered Bank	212	(212)	—	—	—
UBS AG	2	(2)	—	—	—
Total	$4,442	$(962)	$(3,140)	$—	$340

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Emerging Markets Bond Fund	25

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$149
Distributions in excess of ordinary income	10,842
Late year ordinary loss deferral[1]	(3,582)
Capital loss carryforward[2]	(5,402)

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$6,200
Gross unrealized depreciation on investments	(263,799)
Net unrealized depreciation on investments	(257,599)
Cost of investments	1,069,647

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2022					Year ended December 31, 2021
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Return of capital		Total distributions paid or accrued
Class A	$10,924		$—	$10,924		$15,005		$2,811		$17,816
Class C	594		—	594		874		164		1,038
Class T	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class F-1	327		—	327		510		95		605
Class F-2	17,270		—	17,270		24,116		4,518		28,634
Class F-3	8,302		—	8,302		8,637		1,618		10,255
Class 529-A	298		—	298		402		75		477
Class 529-C	20		—	20		30		6		36
Class 529-E	20		—	20		28		5		33
Class 529-T	—	[4]	—	—	[4]	1		—	[4]	1
Class 529-F-1	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class 529-F-2	214		—	214		228		43		271
Class 529-F-3	—	[4]	—	—	[4]	1		—	[4]	1
Class R-1	4		—	4		4		1		5
Class R-2	50		—	50		63		12		75
Class R-2E	3		—	3		3		—	[4]	3
Class R-3	55		—	55		79		15		94
Class R-4	38		—	38		47		9		56
Class R-5E	22		—	22		22		4		26
Class R-5	34		—	34		43		8		51
Class R-6	5,564		—	5,564		7,782		1,458		9,240
Total	$43,739		$—	$43,739		$57,875		$10,842		$68,717

[3]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2022.
[4]	Amount less than one thousand.

26	American Funds Emerging Markets Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.553% on the first $1.5 billion of daily net assets and decreasing to 0.503% on such assets in excess of $1.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.457% on the first $15.0 billion of daily net assets and decreasing to 0.428% on such assets in excess of $15.0 billion. For the six months ended June 30, 2022, the investment advisory services fees were $3,307,000, which were equivalent to an annualized rate of 0.525% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

American Funds Emerging Markets Bond Fund	27

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $4,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$440		$223		$48		Not applicable
Class C	99		14		3		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	12		7		2		Not applicable
Class F-2	Not applicable		303		75		Not applicable
Class F-3	Not applicable		3		35		Not applicable
Class 529-A	10		6		1		$2
Class 529-C	3		—	*	—	*	—	*
Class 529-E	2		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		2		1		2
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	1		—	*	—	*	Not applicable
Class R-2	6		2		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	4		1		—	*	Not applicable
Class R-4	1		1		—	*	Not applicable
Class R-5E	Not applicable		—		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		2		24		Not applicable
Total class-specific expenses	$578		$564		$189		$4

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,000 in the fund’s statement of operations reflects $3,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase transactions with related funds in the amount of $174,000.

28	American Funds Emerging Markets Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$22,027	2,650		$10,279		1,269		$(53,529)	(6,556)	$(21,223)	(2,637)
Class C	780	92		584		72		(3,697)	(444)	(2,333)	(280)
Class T	—	—		—		—		—	—	—	—
Class F-1	1,196	144		324		40		(3,323)	(412)	(1,803)	(228)
Class F-2	79,531	9,506		17,221		2,110		(408,357)	(52,995)	(311,605)	(41,379)
Class F-3	103,946	12,523		7,883		975		(95,499)	(11,868)	16,330	1,630
Class 529-A	997	119		295		36		(1,402)	(170)	(110)	(15)
Class 529-C	54	6		20		3		(128)	(15)	(54)	(6)
Class 529-E	1	—	†	20		3		(38)	(5)	(17)	(2)
Class 529-T	—	—		—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—		—	†	—	†	—	—	— †	— †
Class 529-F-2	1,634	191		213		26		(708)	(84)	1,139	133
Class 529-F-3	—	—		—	†	—	†	—	—	— †	— †
Class R-1	29	4		4		1		— †	— †	33	5
Class R-2	276	33		49		6		(314)	(37)	11	2
Class R-2E	11	2		3		—	†	— †	— †	14	2
Class R-3	300	38		54		6		(461)	(56)	(107)	(12)
Class R-4	57	7		37		5		(351)	(44)	(257)	(32)
Class R-5E	222	27		21		3		(58)	(7)	185	23
Class R-5	31	4		34		4		(120)	(13)	(55)	(5)
Class R-6	751	90		5,563		684		(36,591)	(4,477)	(30,277)	(3,703)
Total net increase (decrease)	$211,843	25,436		$42,604		5,243		$(604,576)	(77,183)	$(350,129)	(46,504)

Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	29

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$86,203	8,874	$16,831	1,754		$(66,831)	(6,960)	$36,203	3,668
Class C	5,320	547	1,019	106		(8,770)	(911)	(2,431)	(258)
Class T	—	—	—	—		—	—	—	—
Class F-1	4,451	456	601	63		(6,152)	(632)	(1,100)	(113)
Class F-2	234,369	24,202	28,514	2,974		(122,138)	(12,749)	140,745	14,427
Class F-3	128,012	13,201	9,687	1,012		(35,199)	(3,697)	102,500	10,516
Class 529-A	4,077	419	473	49		(3,169)	(328)	1,381	140
Class 529-C	293	31	36	4		(412)	(43)	(83)	(8)
Class 529-E	73	8	33	3		(194)	(20)	(88)	(9)
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	—	—	1	—	†	—	—	1	—	†
Class 529-F-2	1,999	209	269	29		(1,034)	(108)	1,234	130
Class 529-F-3	—	—	1	—	†	—	—	1	—	†
Class R-1	41	4	4	—	†	(11)	(1)	34	3
Class R-2	711	73	74	8		(535)	(55)	250	26
Class R-2E	102	11	3	—	†	(14)	(1)	91	10
Class R-3	550	57	92	10		(638)	(67)	4	—	†
Class R-4	443	47	55	6		(191)	(20)	307	33
Class R-5E	292	30	24	2		(203)	(20)	113	12
Class R-5	232	24	51	5		(2)	— †	281	29
Class R-6	34,660	3,570	9,239	964		(998)	(103)	42,901	4,431
Total net increase (decrease)	$501,828	51,763	$67,008	6,989		$(246,491)	(25,715)	$322,345	33,037

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $315,160,000 and $648,527,000, respectively, during the six months ended June 30, 2022.

30	American Funds Emerging Markets Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
06/30/2022[5,6]	$9.30	$.25	$(1.88)	$(1.63)	$(.28)	$—	$—	$(.28)	$7.39	(17.75)%[7]	$278		1.02%[8]		1.02%[8]		6.11%[8]
12/31/2021	10.15	.45	(.85)	(.40)	(.38)	—	(.07)	(.45)	9.30	(3.98)	375		1.06		1.06		4.70
12/31/2020	9.94	.50	.21	.71	(.16)	—	(.34)	(.50)	10.15	7.62	372		1.09		1.06		5.24
12/31/2019	9.35	.63	.62	1.25	(.36)	(.03)	(.27)	(.66)	9.94	13.69	387		1.03		1.00		6.44
12/31/2018	10.38	.61	(1.04)	(.43)	(.58)	— [9]	(.02)	(.60)	9.35	(4.23)	285		1.06		1.01		6.23
12/31/2017	9.77	.62	.62	1.24	(.61)	(.02)	—	(.63)	10.38	12.93	203		1.25		1.01		6.00
Class C:
06/30/2022[5,6]	9.30	.22	(1.88)	(1.66)	(.25)	—	—	(.25)	7.39	(18.05)[7]	17		1.76	[8]	1.76	[8]	5.38	[8]
12/31/2021	10.15	.38	(.85)	(.47)	(.32)	—	(.06)	(.38)	9.30	(4.66)	24		1.76		1.76		3.99
12/31/2020	9.94	.43	.21	.64	(.14)	—	(.29)	(.43)	10.15	6.87	28		1.79		1.77		4.54
12/31/2019	9.35	.56	.62	1.18	(.32)	(.03)	(.24)	(.59)	9.94	12.82	28		1.79		1.77		5.67
12/31/2018	10.38	.53	(1.04)	(.51)	(.50)	— [9]	(.02)	(.52)	9.35	(4.98)	18		1.85		1.80		5.43
12/31/2017	9.77	.54	.62	1.16	(.53)	(.02)	—	(.55)	10.38	12.08	13		2.04		1.78		5.19
Class T:
06/30/2022[5,6]	9.30	.26	(1.88)	(1.62)	(.29)	—	—	(.29)	7.39	(17.64)[7,10]	—	[11]	.75	[8,10]	.75	[8,10]	6.37	[8,10]
12/31/2021	10.15	.48	(.85)	(.37)	(.40)	—	(.08)	(.48)	9.30	(3.70)[10]	—	[11]	.75	[10]	.75	[10]	4.98	[10]
12/31/2020	9.94	.53	.21	.74	(.17)	—	(.36)	(.53)	10.15	7.95 [10]	—	[11]	.79	[10]	.77	[10]	5.57	[10]
12/31/2019	9.35	.65	.62	1.27	(.37)	(.03)	(.28)	(.68)	9.94	13.96 [10]	—	[11]	.80	[10]	.78	[10]	6.67	[10]
12/31/2018	10.38	.63	(1.04)	(.41)	(.60)	— [9]	(.02)	(.62)	9.35	(4.02)[10]	—	[11]	.86	[10]	.81	[10]	6.45	[10]
12/31/2017[5,12]	10.22	.47	.18	.65	(.47)	(.02)	—	(.49)	10.38	6.45 [7,10]	—	[11]	1.04	[8,10]	.79	[8,10]	6.20	[8,10]
Class F-1:
06/30/2022[5,6]	9.30	.25	(1.88)	(1.63)	(.28)	—	—	(.28)	7.39	(17.74)[7]	8		1.01	[8]	1.01	[8]	6.11	[8]
12/31/2021	10.15	.45	(.85)	(.40)	(.38)	—	(.07)	(.45)	9.30	(3.95)	12		1.03		1.03		4.72
12/31/2020	9.94	.50	.21	.71	(.16)	—	(.34)	(.50)	10.15	7.65	14		1.06		1.04		5.29
12/31/2019	9.35	.63	.62	1.25	(.36)	(.03)	(.27)	(.66)	9.94	13.64	13		1.07		1.04		6.41
12/31/2018	10.38	.60	(1.04)	(.44)	(.57)	— [9]	(.02)	(.59)	9.35	(4.29)	10		1.13		1.10		5.99
12/31/2017	9.77	.62	.62	1.24	(.61)	(.02)	—	(.63)	10.38	12.87	20		1.35		1.05		5.98
Class F-2:
06/30/2022[5,6]	9.30	.27	(1.89)	(1.62)	(.29)	—	—	(.29)	7.39	(17.63)[7]	174		.74	[8]	.74	[8]	6.39	[8]
12/31/2021	10.15	.48	(.85)	(.37)	(.40)	—	(.08)	(.48)	9.30	(3.69)	604		.75		.75		5.01
12/31/2020	9.94	.53	.21	.74	(.17)	—	(.36)	(.53)	10.15	7.95	513		.77		.74		5.35
12/31/2019	9.35	.65	.62	1.27	(.37)	(.03)	(.28)	(.68)	9.94	13.94	214		.80		.78		6.67
12/31/2018	10.38	.63	(1.04)	(.41)	(.60)	— [9]	(.02)	(.62)	9.35	(4.01)	164		.83		.78		6.48
12/31/2017	9.77	.64	.62	1.26	(.63)	(.02)	—	(.65)	10.38	13.14	67		1.04		.79		6.20
Class F-3:
06/30/2022[5,6]	9.30	.27	(1.88)	(1.61)	(.30)	—	—	(.30)	7.39	(17.58)[7]	200		.62	[8]	.62	[8]	6.54	[8]
12/31/2021	10.15	.49	(.85)	(.36)	(.41)	—	(.08)	(.49)	9.30	(3.58)	237		.65		.65		5.13
12/31/2020	9.94	.53	.21	.74	(.17)	—	(.36)	(.53)	10.15	8.06	152		.71		.66		5.61
12/31/2019	9.35	.66	.62	1.28	(.38)	(.03)	(.28)	(.69)	9.94	14.05	112		.74		.67		6.76
12/31/2018	10.38	.63	(1.04)	(.41)	(.60)	— [9]	(.02)	(.62)	9.35	(4.00)	47		.82		.75		6.53
12/31/2017[5,13]	9.91	.60	.48	1.08	(.59)	(.02)	—	(.61)	10.38	11.13 [7]	23		1.08	[8]	.80	[8]	6.19	[8]
Class 529-A:
06/30/2022[5,6]	9.30	.25	(1.88)	(1.63)	(.28)	—	—	(.28)	7.39	(17.75)[7]	8		1.02	[8]	1.02	[8]	6.12	[8]
12/31/2021	10.15	.45	(.85)	(.40)	(.38)	—	(.07)	(.45)	9.30	(3.97)	10		1.05		1.05		4.71
12/31/2020	9.94	.50	.21	.71	(.16)	—	(.34)	(.50)	10.15	7.65	9		1.06		1.04		5.26
12/31/2019	9.35	.63	.62	1.25	(.36)	(.03)	(.27)	(.66)	9.94	13.63	8		1.08		1.05		6.39
12/31/2018	10.38	.60	(1.04)	(.44)	(.57)	— [9]	(.02)	(.59)	9.35	(4.28)	6		1.11		1.06		6.19
12/31/2017	9.77	.61	.62	1.23	(.60)	(.02)	—	(.62)	10.38	12.79	4		1.39		1.15		5.87

Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
06/30/2022[5,6]	$9.30	$.22	$(1.88)	$(1.66)	$(.25)	$—	$—	$(.25)	$7.39	(18.07)%[7]	$1		1.80%[8]		1.80%[8]		5.33%[8]
12/31/2021	10.15	.38	(.85)	(.47)	(.32)	—	(.06)	(.38)	9.30	(4.70)	1		1.80		1.80		3.94
12/31/2020	9.94	.42	.22	.64	(.14)	—	(.29)	(.43)	10.15	6.82	1		1.84		1.81		4.57
12/31/2019	9.35	.55	.62	1.17	(.31)	(.03)	(.24)	(.58)	9.94	12.79	1		1.82		1.80		5.65
12/31/2018	10.38	.53	(1.04)	(.51)	(.50)	— [9]	(.02)	(.52)	9.35	(5.01)	1		1.87		1.82		5.42
12/31/2017	9.77	.54	.62	1.16	(.53)	(.02)	—	(.55)	10.38	12.06 [10]	1		2.03	[10]	1.80	[10]	5.21	[10]
Class 529-E:
06/30/2022[5,6]	9.30	.24	(1.88)	(1.64)	(.27)	—	—	(.27)	7.39	(17.83)[7]	1		1.23	[8]	1.23	[8]	5.91	[8]
12/31/2021	10.15	.43	(.85)	(.42)	(.36)	—	(.07)	(.43)	9.30	(4.17)	1		1.25		1.25		4.50
12/31/2020	9.94	.48	.20	.68	(.15)	—	(.32)	(.47)	10.15	7.41	1		1.29		1.27		5.09
12/31/2019	9.35	.60	.62	1.22	(.34)	(.03)	(.26)	(.63)	9.94	13.40	1		1.28		1.26		6.18
12/31/2018	10.38	.58	(1.04)	(.46)	(.55)	— [9]	(.02)	(.57)	9.35	(4.49)	1		1.33		1.26		6.12
12/31/2017	9.77	.60	.62	1.22	(.59)	(.02)	—	(.61)	10.38	12.71	—	[11]	1.47		1.24		5.76
Class 529-T:
06/30/2022[5,6]	9.30	.26	(1.88)	(1.62)	(.29)	—	—	(.29)	7.39	(17.68)[7,10]	—	[11]	.80	[8,10]	.80	[8,10]	6.32	[8,10]
12/31/2021	10.15	.47	(.85)	(.38)	(.40)	—	(.07)	(.47)	9.30	(3.75)[10]	—	[11]	.81	[10]	.81	[10]	4.92	[10]
12/31/2020	9.94	.52	.21	.73	(.17)	—	(.35)	(.52)	10.15	7.89 [10]	—	[11]	.84	[10]	.81	[10]	5.49	[10]
12/31/2019	9.35	.65	.62	1.27	(.37)	(.03)	(.28)	(.68)	9.94	13.87 [10]	—	[11]	.85	[10]	.83	[10]	6.61	[10]
12/31/2018	10.38	.62	(1.04)	(.42)	(.59)	— [9]	(.02)	(.61)	9.35	(4.08)[10]	—	[11]	.92	[10]	.87	[10]	6.36	[10]
12/31/2017[5,12]	10.22	.47	.18	.65	(.47)	(.02)	—	(.49)	10.38	6.40 [7,10]	—	[11]	1.10	[8,10]	.85	[8,10]	6.14	[8,10]
Class 529-F-1:
06/30/2022[5,6]	9.30	.26	(1.88)	(1.62)	(.29)	—	—	(.29)	7.39	(17.66)[7,10]	—	[11]	.80	[8,10]	.80	[8,10]	6.31	[8,10]
12/31/2021	10.15	.47	(.85)	(.38)	(.40)	—	(.07)	(.47)	9.30	(3.78)[10]	—	[11]	.84	[10]	.84	[10]	4.89	[10]
12/31/2020	9.94	.52	.21	.73	(.17)	—	(.35)	(.52)	10.15	7.89 [10]	—	[11]	.84	[10]	.84	[10]	5.61	[10]
12/31/2019	9.35	.65	.62	1.27	(.37)	(.03)	(.28)	(.68)	9.94	13.88	4		.84		.82		6.60
12/31/2018	10.38	.62	(1.04)	(.42)	(.59)	— [9]	(.02)	(.61)	9.35	(4.08)	1		.90		.84		6.51
12/31/2017	9.77	.63	.63	1.26	(.63)	(.02)	—	(.65)	10.38	13.12	1		1.08		.85		6.11
Class 529-F-2:
06/30/2022[5,6]	9.30	.26	(1.88)	(1.62)	(.29)	—	—	(.29)	7.39	(17.62)[7]	6		.72	[8]	.72	[8]	6.45	[8]
12/31/2021	10.15	.48	(.85)	(.37)	(.40)	—	(.08)	(.48)	9.30	(3.71)	6		.77		.77		4.99
12/31/2020[5,14]	9.39	.08	.76	.84	(.03)	—	(.05)	(.08)	10.15	8.95 [7]	5		.14	[7]	.11	[7]	.82	[7]
Class 529-F-3:
06/30/2022[5,6]	9.30	.27	(1.89)	(1.62)	(.29)	—	—	(.29)	7.39	(17.61)[7]	—	[11]	.67	[8]	.67	[8]	6.44	[8]
12/31/2021	10.15	.49	(.85)	(.36)	(.41)	—	(.08)	(.49)	9.30	(3.66)	—	[11]	.73		.71		5.02
12/31/2020[5,14]	9.39	.08	.77	.85	(.03)	—	(.06)	(.09)	10.15	8.97 [7]	—	[11]	.16	[7]	.10	[7]	.84	[7]
Class R-1:
06/30/2022[5,6]	9.30	.23	(1.88)	(1.65)	(.26)	—	—	(.26)	7.39	(17.97)[7,10]	—	[11]	1.57	[8,10]	1.57	[8,10]	5.63	[8,10]
12/31/2021	10.15	.40	(.85)	(.45)	(.34)	—	(.06)	(.40)	9.30	(4.42)[10]	—	[11]	1.54	[10]	1.52	[10]	4.26	[10]
12/31/2020	9.94	.45	.20	.65	(.14)	—	(.30)	(.44)	10.15	7.08 [10]	—	[11]	1.62	[10]	1.57	[10]	4.73	[10]
12/31/2019	9.35	.58	.62	1.20	(.33)	(.03)	(.25)	(.61)	9.94	13.11 [10]	—	[11]	1.56	[10]	1.52	[10]	5.94	[10]
12/31/2018	10.38	.56	(1.04)	(.48)	(.53)	— [9]	(.02)	(.55)	9.35	(4.76)[10]	—	[11]	1.64	[10]	1.57	[10]	5.63	[10]
12/31/2017	9.77	.57	.62	1.19	(.56)	(.02)	—	(.58)	10.38	12.37 [10]	—	[11]	1.73	[10]	1.52	[10]	5.51	[10]

Refer to the end of the table for footnotes.

32	American Funds Emerging Markets Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
06/30/2022[5,6]	$9.30	$.23	$(1.88)	$(1.65)	$(.26)	$—	$—	$(.26)	$7.39	(18.00)%[7]	$1		1.63%[8]		1.63%[8]		5.52%[8]
12/31/2021	10.15	.39	(.85)	(.46)	(.33)	—	(.06)	(.39)	9.30	(4.55)	2		1.65		1.65		4.11
12/31/2020	9.94	.43	.22	.65	(.14)	—	(.30)	(.44)	10.15	6.93	2		1.73		1.70		4.54
12/31/2019	9.35	.56	.62	1.18	(.32)	(.03)	(.24)	(.59)	9.94	12.90	1		1.73		1.70		5.74
12/31/2018	10.38	.55	(1.04)	(.49)	(.52)	— [9]	(.02)	(.54)	9.35	(4.84)	1		1.70		1.64		5.67
12/31/2017	9.77	.57	.62	1.19	(.56)	(.02)	—	(.58)	10.38	12.39 [10]	—	[11]	1.71	[10]	1.50	[10]	5.52	[10]
Class R-2E:
06/30/2022[5,6]	9.30	.24	(1.88)	(1.64)	(.27)	—	—	(.27)	7.39	(17.85)[7,10]	—	[11]	1.28	[8,10]	1.28	[8,10]	5.90	[8,10]
12/31/2021	10.15	.45	(.85)	(.40)	(.38)	—	(.07)	(.45)	9.30	(4.01)[10]	—	[11]	1.21	[10]	1.20	[10]	4.62	[10]
12/31/2020	9.94	.49	.21	.70	(.16)	—	(.33)	(.49)	10.15	7.56 [10]	—	[11]	1.46	[10]	1.39	[10]	5.12	[10]
12/31/2019	9.35	.58	.62	1.20	(.33)	(.03)	(.25)	(.61)	9.94	13.20	1		1.46		1.43		6.02
12/31/2018	10.38	.58	(1.04)	(.46)	(.55)	— [9]	(.02)	(.57)	9.35	(4.51)	1		1.48		1.42		5.89
12/31/2017	9.77	.65	.62	1.27	(.64)	(.02)	—	(.66)	10.38	13.29 [10]	—	[11]	1.01	[10]	.70	[10]	6.33	[10]
Class R-3:
06/30/2022[5,6]	9.30	.24	(1.88)	(1.64)	(.27)	—	—	(.27)	7.39	(17.85)[7]	1		1.26	[8]	1.26	[8]	5.86	[8]
12/31/2021	10.15	.43	(.85)	(.42)	(.36)	—	(.07)	(.43)	9.30	(4.19)	2		1.28		1.28		4.47
12/31/2020	9.94	.47	.21	.68	(.15)	—	(.32)	(.47)	10.15	7.38	2		1.31		1.29		5.02
12/31/2019	9.35	.60	.62	1.22	(.34)	(.03)	(.26)	(.63)	9.94	13.37	2		1.30		1.28		6.15
12/31/2018	10.38	.58	(1.04)	(.46)	(.55)	— [9]	(.02)	(.57)	9.35	(4.52)	1		1.36		1.31		5.91
12/31/2017	9.77	.59	.63	1.22	(.59)	(.02)	—	(.61)	10.38	12.70	1		1.52		1.27		5.73
Class R-4:
06/30/2022[5,6]	9.30	.25	(1.88)	(1.63)	(.28)	—	—	(.28)	7.39	(17.73)[7]	1		.97	[8]	.97	[8]	6.15	[8]
12/31/2021	10.15	.46	(.85)	(.39)	(.39)	—	(.07)	(.46)	9.30	(3.91)	1		.99		.99		4.78
12/31/2020	9.94	.50	.21	.71	(.16)	—	(.34)	(.50)	10.15	7.69	1		1.02		1.00		5.35
12/31/2019	9.35	.63	.62	1.25	(.36)	(.03)	(.27)	(.66)	9.94	13.67	1		1.04		1.02		6.44
12/31/2018	10.38	.61	(1.04)	(.43)	(.58)	— [9]	(.02)	(.60)	9.35	(4.26)	1		1.09		1.03		6.24
12/31/2017	9.77	.63	.62	1.25	(.62)	(.02)	—	(.64)	10.38	13.03	—	[11]	1.22		.96		6.03
Class R-5E:
06/30/2022[5,6]	9.30	.27	(1.88)	(1.61)	(.30)	—	—	(.30)	7.39	(17.58)[7]	1		.61	[8]	.61	[8]	6.59	[8]
12/31/2021	10.15	.51	(.85)	(.34)	(.43)	—	(.08)	(.51)	9.30	(3.40)	1		.44		.44		5.32
12/31/2020	9.94	.55	.21	.76	(.18)	—	(.37)	(.55)	10.15	8.23	1		.49		.47		5.82
12/31/2019	9.35	.65	.62	1.27	(.37)	(.03)	(.28)	(.68)	9.94	14.05	—	[11]	.77		.75		6.81
12/31/2018	10.38	.63	(1.04)	(.41)	(.60)	— [9]	(.02)	(.62)	9.35	(4.03)	—	[11]	.86		.76		6.90
12/31/2017	9.77	.65	.62	1.27	(.64)	(.02)	—	(.66)	10.38	13.29	—	[11]	.99		.69		6.33
Class R-5:
06/30/2022[5,6]	9.30	.27	(1.88)	(1.61)	(.30)	—	—	(.30)	7.39	(17.59)[7]	1		.65	[8]	.65	[8]	6.49	[8]
12/31/2021	10.15	.49	(.85)	(.36)	(.41)	—	(.08)	(.49)	9.30	(3.61)	1		.67		.67		5.09
12/31/2020	9.94	.53	.21	.74	(.17)	—	(.36)	(.53)	10.15	8.01	1		.73		.70		5.59
12/31/2019	9.35	.66	.62	1.28	(.38)	(.03)	(.28)	(.69)	9.94	14.01	1		.74		.71		6.73
12/31/2018	10.38	.63	(1.04)	(.41)	(.60)	— [9]	(.02)	(.62)	9.35	(3.98)	—	[11]	.80		.74		6.54
12/31/2017	9.77	.65	.62	1.27	(.64)	(.02)	—	(.66)	10.38	13.23	—	[11]	1.00		.74		6.27
Class R-6:
06/30/2022[5,6]	9.30	.27	(1.88)	(1.61)	(.30)	—	—	(.30)	7.39	(17.58)[7]	127		.62	[8]	.62	[8]	6.50	[8]
12/31/2021	10.15	.49	(.85)	(.36)	(.41)	—	(.08)	(.49)	9.30	(3.58)	194		.64		.64		5.12
12/31/2020	9.94	.54	.20	.74	(.17)	—	(.36)	(.53)	10.15	8.07	167		.67		.65		5.67
12/31/2019	9.35	.66	.62	1.28	(.38)	(.03)	(.28)	(.69)	9.94	14.07	173		.68		.66		6.80
12/31/2018	10.38	.64	(1.04)	(.40)	(.61)	— [9]	(.02)	(.63)	9.35	(3.95)	157		.72		.66		6.69
12/31/2017	9.77	.64	.62	1.26	(.63)	(.02)	—	(.65)	10.38	13.17	—	[11]	1.00		.79		6.20

Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	33

Financial highlights (continued)

	Six months ended	Year ended December 31,
	June 30, 2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	32%	52%	70%	54%	38%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

34	American Funds Emerging Markets Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Emerging Markets Bond Fund	35

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$822.52	$4.61	1.02%
Class A – assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class C – actual return	1,000.00	819.51	7.94	1.76
Class C – assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class T – actual return	1,000.00	823.58	3.39	.75
Class T – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-1 – actual return	1,000.00	822.57	4.56	1.01
Class F-1 – assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class F-2 – actual return	1,000.00	823.71	3.35	.74
Class F-2 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class F-3 – actual return	1,000.00	824.21	2.80	.62
Class F-3 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-A – actual return	1,000.00	822.51	4.61	1.02
Class 529-A – assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 529-C – actual return	1,000.00	819.32	8.12	1.80
Class 529-C – assumed 5% return	1,000.00	1,015.87	9.00	1.80
Class 529-E – actual return	1,000.00	821.66	5.56	1.23
Class 529-E – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Class 529-T – actual return	1,000.00	823.25	3.62	.80
Class 529-T – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 529-F-1 – actual return	1,000.00	823.36	3.62	.80
Class 529-F-1 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 529-F-2 – actual return	1,000.00	823.78	3.26	.72
Class 529-F-2 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-F-3 – actual return	1,000.00	823.90	3.03	.67
Class 529-F-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-1 – actual return	1,000.00	820.30	7.09	1.57
Class R-1 – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class R-2 – actual return	1,000.00	820.03	7.36	1.63
Class R-2 – assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class R-2E – actual return	1,000.00	821.49	5.78	1.28
Class R-2E – assumed 5% return	1,000.00	1,018.45	6.41	1.28
Class R-3 – actual return	1,000.00	821.52	5.69	1.26
Class R-3 – assumed 5% return	1,000.00	1,018.55	6.31	1.26
Class R-4 – actual return	1,000.00	822.74	4.38	.97
Class R-4 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-5E – actual return	1,000.00	824.21	2.76	.61
Class R-5E – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5 – actual return	1,000.00	824.05	2.94	.65
Class R-5 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-6 – actual return	1,000.00	824.19	2.80	.62
Class R-6 – assumed 5% return	1,000.00	1,021.72	3.11	.62

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	American Funds Emerging Markets Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee.

American Funds Emerging Markets Bond Fund	37

In addition, the board and the committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	39

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

40	American Funds Emerging Markets Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Emerging Markets Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Emerging Markets Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2022